UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 71.3%  $  10,355     Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5.25% due 11/01/2014 (f)  $  11,475
                      -------------------------------------------------------------------------------------------------------------
                         11,880     Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2016 (f)        12,884
                      -------------------------------------------------------------------------------------------------------------
                          5,875     Allegheny County, Pennsylvania, GO, Refunding, Series C-57, 5% due 11/01/2021 (f)         6,290
                      -------------------------------------------------------------------------------------------------------------
                          7,000     Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                                    Revenue Bonds (University of Pittsburgh Medical Center Health System), Series B,
                                    6% due 7/01/2025 (k)                                                                      8,619
                      -------------------------------------------------------------------------------------------------------------
                          6,000     Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                    (Allegheny General Hospital Project), Series A, 6% due 9/01/2007 (k)(l)                   6,122
                      -------------------------------------------------------------------------------------------------------------
                          4,395     Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds
                                    (MPB Associates Project), 7.70% due 12/01/2013 (i)                                        4,994
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                    Bonds, 5.50% due 11/01/2016                                                               1,054
                      -------------------------------------------------------------------------------------------------------------
                          1,500     Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                    Bonds (USX Corporation), 6.10% due 7/15/2020                                              1,536
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds (Residential
                                    Resources Inc. Project), 5.125% due 9/01/2031                                             1,023
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                                    (Waterfront Project), Series A, 6.30% due 12/15/2018                                      1,086
                      -------------------------------------------------------------------------------------------------------------
                            260     Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue
                                    Bonds, AMT, Series TT, 5% due 5/01/2035 (h)                                                 265
                      -------------------------------------------------------------------------------------------------------------
                          6,685     Berks County, Pennsylvania, GO, 5.375% due 11/15/2028 (b)                                 6,896
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                    (International Paper Company Project), AMT, Series B, 5.20% due 12/01/2019                1,015
                      -------------------------------------------------------------------------------------------------------------
                            770     Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                    Inc.), Series A, 5.90% due 1/01/2027                                                        791
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village Project),
                                    Series A, 6% due 10/01/2027                                                               1,082
                      -------------------------------------------------------------------------------------------------------------
                          4,570     Central Bucks, Pennsylvania, School District, GO, 5% due 5/15/2020 (f)                    4,846
                      -------------------------------------------------------------------------------------------------------------
                            500     Chester County, Pennsylvania, Health and Education Facilities Authority, Revenue
                                    Refunding Bonds (Devereux Foundation), 5% due 11/01/2031                                    522
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
S/F         Single-Family

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   1,715     Dauphin County, Pennsylvania, General Authority, Health System Revenue Refunding
                                    Bonds (Pinnacle Health System), 5.50% due 5/15/2007 (k)(l)                            $   1,750
                      -------------------------------------------------------------------------------------------------------------
                          1,785     Dauphin County, Pennsylvania, General Authority, Health System Revenue Refunding
                                    Bonds (Pinnacle Health System), 5.50% due 5/15/2017 (k)                                   1,818
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Dauphin County, Pennsylvania, General Authority, Hospital Revenue Refunding Bonds
                                    (Hapsco Group - Western Pennsylvania Hospital Project), Series B, 6.25%
                                    due 7/01/2016 (e)(k)                                                                      1,128
                      -------------------------------------------------------------------------------------------------------------
                          6,795     Delaware County, Pennsylvania, Authority Revenue Bonds (Haverford College), 5.75%
                                    due 11/15/2025                                                                            7,374
                      -------------------------------------------------------------------------------------------------------------
                          3,735     Delaware County, Pennsylvania, Health Facilities Authority Revenue Bonds (Mercy
                                    Health Corporation Project), 5.75% due 12/15/2020 (e)                                     3,819
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO (Crozer-Chester
                                    Medical Center), 6.25% due 12/15/2022                                                     1,087
                      -------------------------------------------------------------------------------------------------------------
                          6,480     Delaware County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Delaware
                                    County Memorial Hospital), 5.50% due 8/15/2015 (k)                                        6,553
                      -------------------------------------------------------------------------------------------------------------
                          3,000     Delaware County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Delaware
                                    County Memorial Hospital), 5.50% due 8/15/2019 (k)                                        3,034
                      -------------------------------------------------------------------------------------------------------------
                          3,400     Delaware County, Pennsylvania, IDA, Water Facility Revenue Bonds (Philadelphia
                                    Suburban Water), 6% due 6/01/2029 (f)                                                     3,614
                      -------------------------------------------------------------------------------------------------------------
                          8,000     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                                    due 1/01/2016 (i)                                                                         8,490
                      -------------------------------------------------------------------------------------------------------------
                          8,930     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (Port
                                    District Project), Series B, 5.70% due 1/01/2022 (i)                                      9,470
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                    Bonds, 5.75% due 7/01/2032                                                                1,212
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                    Bonds, Series B, 5.60% due 7/01/2017 (b)                                                  2,268
                      -------------------------------------------------------------------------------------------------------------
                            500     Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton County Medical
                                    Center Project), 5.90% due 7/01/2040                                                        514
                      -------------------------------------------------------------------------------------------------------------
                          1,245     Kennett, Pennsylvania, Consolidated School District, GO, Refunding, Series A, 5.50%
                                    due 2/15/2012 (f)(l)                                                                      1,359
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                    Hospital Project), 5.50% due 3/15/2026                                                    1,072
                      -------------------------------------------------------------------------------------------------------------
                            500     Lancaster County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Masonic
                                    Homes Project), 5.30% due 11/15/2008                                                        500
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue
                                    Bonds (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026                  1,024
                      -------------------------------------------------------------------------------------------------------------
                          2,250     Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                    Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                           2,371
                      -------------------------------------------------------------------------------------------------------------
                          2,460     Lehigh County, Pennsylvania, General Purpose Authority, Revenue Refunding Bonds
                                    (Kids Peace Corporation), 5.70% due 11/01/2009 (a)                                        2,527
                      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   6,480     Lycoming County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Divine
                                    Providence Hospital), 5.375% due 11/15/2010 (d)                                       $   6,553
                      -------------------------------------------------------------------------------------------------------------
                          6,000     McKeesport, Pennsylvania, Area School District, GO, Refunding, Series A, 5%
                                    due 10/01/2024 (i)                                                                        6,418
                      -------------------------------------------------------------------------------------------------------------
                          2,550     Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                    Hospital), 6.40% due 7/01/2020 (m)                                                        2,815
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                    Hospital), 6.20% due 7/01/2030 (m)                                                        1,095
                      -------------------------------------------------------------------------------------------------------------
                          9,000     Montgomery County, Pennsylvania, Higher Education and Health Authority, Revenue
                                    Refunding Bonds (Holy Redeemer Health System Project), Series A, 5.25%
                                    due 10/01/2027 (b)                                                                        9,197
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Foulkeways at Gwynedd
                                    Project), Series A, 5% due 12/01/2024                                                     1,028
                      -------------------------------------------------------------------------------------------------------------
                          3,245     Northeastern Hospital and Education Authority, Pennsylvania, College Revenue
                                    Refunding Bonds (Luzerne County Community College), 5.15% due 8/15/2016 (k)               3,282
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Northeastern Hospital and Education Authority, Pennsylvania, Health Care Revenue
                                    Refunding Bonds (Wyoming Valley Health Care), Series A, 6.50% due 1/01/2007 (b)           1,005
                      -------------------------------------------------------------------------------------------------------------
                            825     Northgate School District, Pennsylvania, Revenue Refunding Bonds, 6.375%
                                    due 2/15/2007 (e)(k)                                                                        832
                      -------------------------------------------------------------------------------------------------------------
                          2,500     Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                    (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (f)                           2,603
                      -------------------------------------------------------------------------------------------------------------
                          3,625     Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 1/15/2018 (f)          3,956
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 1/15/2019 (f)          1,091
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Pennsylvania Convention Center Authority Revenue Bonds, Series A, 6.70%
                                    due 9/01/2016 (e)(f)                                                                      1,174
                      -------------------------------------------------------------------------------------------------------------
                            300     Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue
                                    Bonds (Waste Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027                  310
                      -------------------------------------------------------------------------------------------------------------
                            485     Pennsylvania HFA, M/F Revenue Refunding Bonds, 8.10% due 7/01/2013 (g)                      486
                      -------------------------------------------------------------------------------------------------------------
                         13,155     Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 63A, 5.67%
                                    due 4/01/2030 (p)                                                                         3,712
                      -------------------------------------------------------------------------------------------------------------
                          1,045     Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 66A, 5.65%
                                    due 4/01/2029                                                                             1,057
                      -------------------------------------------------------------------------------------------------------------
                            600     Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75%
                                    due 4/01/2031                                                                               603
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032      2,068
                      -------------------------------------------------------------------------------------------------------------
                          2,745     Pennsylvania State Department of General Services, COP, Refunding, 5%
                                    due 5/01/2014 (i)                                                                         2,908
                      -------------------------------------------------------------------------------------------------------------
                          2,815     Pennsylvania State Department of General Services, COP, Refunding, 5%
                                    due 11/01/2014 (i)                                                                        2,983
                      -------------------------------------------------------------------------------------------------------------
                          2,890     Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                    due 5/01/2015 (i)                                                                         3,087
                      -------------------------------------------------------------------------------------------------------------
                          2,965     Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                    due 11/01/2015 (i)                                                                        3,167
                      -------------------------------------------------------------------------------------------------------------
                          1,885     Pennsylvania State Department of General Services, COP, Refunding, 5.25%
                                    due 5/01/2016 (i)                                                                         2,014
                      -------------------------------------------------------------------------------------------------------------
                         15,000     Pennsylvania State, GO, Refunding, Third Series, 5.375% due 7/01/2016 (k)                16,973
                      -------------------------------------------------------------------------------------------------------------
                         13,000     Pennsylvania State, GO, Refunding, Third Series, 5.375% due 7/01/2017 (i)                14,781
                      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $  15,395     Pennsylvania State, GO, Second Series, 5.50% due 1/01/2014                            $  17,166
                      -------------------------------------------------------------------------------------------------------------
                         16,400     Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue
                                    Bonds, 5.875% due 12/15/2010 (k)(l)                                                      17,840
                      -------------------------------------------------------------------------------------------------------------
                          9,500     Pennsylvania State Higher Educational Facilities Authority, College and University
                                    Revenue Bonds (University of Pennsylvania Project), 5.50% due 7/15/2008 (k)(l)            9,806
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Pennsylvania State Higher Educational Facilities Authority, College and University
                                    Revenue Refunding Bonds (University of the Arts), Series A, 5% due 9/15/2033 (m)          2,107
                      -------------------------------------------------------------------------------------------------------------
                            155     Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Lafayette
                                    College Project), 6% due 5/01/2030                                                          167
                      -------------------------------------------------------------------------------------------------------------
                            500     Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                    (University Properties, Inc., Student Housing Project), Series A, 5%
                                    due 8/01/2035 (c)                                                                           528
                      -------------------------------------------------------------------------------------------------------------
                            500     Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                    (Widener University), 5.375% due 7/15/2029                                                  530
                      -------------------------------------------------------------------------------------------------------------
                          8,000     Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2016 (b)                           8,799
                      -------------------------------------------------------------------------------------------------------------
                          1,980     Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                                    Sub-Series B, 5% due 12/01/2023 (b)                                                       2,138
                      -------------------------------------------------------------------------------------------------------------
                          5,000     Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Series T,
                                    5.50% due 12/01/2013 (f)                                                                  5,580
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 4.75%
                                    due 6/15/2035 (k)                                                                         2,030
                      -------------------------------------------------------------------------------------------------------------
                          6,370     Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians),
                                    5.50% due 6/15/2020                                                                       6,658
                      -------------------------------------------------------------------------------------------------------------
                          8,315     Philadelphia, Pennsylvania, Authority for IDR (American College of Physicians),
                                    5.50% due 6/15/2025                                                                       8,680
                      -------------------------------------------------------------------------------------------------------------
                          1,035     Philadelphia, Pennsylvania, Authority for IDR, Refunding (PGH Development
                                    Corporation), 5.50% due 7/01/2010                                                         1,044
                      -------------------------------------------------------------------------------------------------------------
                          3,945     Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and
                                    Commercial Revenue Bonds (Girard Estate Coal Mining Project), 5.375%
                                    due 11/15/2012 (e)                                                                        3,950
                      -------------------------------------------------------------------------------------------------------------
                          1,650     Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and
                                    Commercial Revenue Bonds (Girard Estate Coal Mining Project), 5.50%
                                    due 11/15/2016 (e)                                                                        1,652
                      -------------------------------------------------------------------------------------------------------------
                            500     Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                    Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                         526
                      -------------------------------------------------------------------------------------------------------------
                            500     Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                    Revenue Bonds (Saligman House Project), Series C, 6.10% due 7/01/2033                       526
                      -------------------------------------------------------------------------------------------------------------
                            980     Philadelphia, Pennsylvania, GO, Series B, 5.90% due 11/15/2009 (f)                          982
                      -------------------------------------------------------------------------------------------------------------
                          7,415     Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.50%
                                    due 8/01/2011 (i)(l)                                                                      8,038
                      -------------------------------------------------------------------------------------------------------------
                          1,920     Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                                    due 5/15/2020 (e)(k)                                                                      2,316
                      -------------------------------------------------------------------------------------------------------------
                          2,900     Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 15th Series, 5.25%
                                    due 8/01/2024 (i)                                                                         2,903
                      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   1,235     Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                    Hospital Revenue Refunding Bonds (Frankford Hospital), 5.50% due 1/01/2007 (d)(e)     $   1,239
                      -------------------------------------------------------------------------------------------------------------
                          1,245     Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                    Hospital Revenue Refunding Bonds (Frankford Hospital), 5.60% due 1/01/2008 (d)(e)         1,250
                      -------------------------------------------------------------------------------------------------------------
                          3,000     Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                    Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65%
                                    due 12/01/2019 (e)                                                                        3,660
                      -------------------------------------------------------------------------------------------------------------
                          1,390     Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                    due 9/01/2013 (i)                                                                         1,467
                      -------------------------------------------------------------------------------------------------------------
                          5,900     Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.40%
                                    due 9/01/2015 (b)                                                                         6,033
                      -------------------------------------------------------------------------------------------------------------
                          4,495     Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                    due 9/01/2017 (i)                                                                         4,758
                      -------------------------------------------------------------------------------------------------------------
                          4,430     Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue Bonds, 5.625%
                                    due 9/01/2018 (i)                                                                         4,687
                      -------------------------------------------------------------------------------------------------------------
                            415     Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                    Series B, 5% due 4/15/2027 (f)                                                              433
                      -------------------------------------------------------------------------------------------------------------
                         10,215     Philadelphia, Pennsylvania, School District, GO, Series A, 5.75% due 2/01/2011 (i)(l)    11,089
                      -------------------------------------------------------------------------------------------------------------
                         11,000     Philadelphia, Pennsylvania, School District, GO, Series C, 5.75% due 3/01/2010 (k)(l)    11,754
                      -------------------------------------------------------------------------------------------------------------
                          6,780     Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, 5.50%
                                    due 6/15/2007 (b)                                                                         6,862
                      -------------------------------------------------------------------------------------------------------------
                          1,360     Pottstown Boro, Pennsylvania, Sewer Authority, Revenue Refunding Bonds, 5.50%
                                    due 11/01/2016 (b)                                                                        1,362
                      -------------------------------------------------------------------------------------------------------------
                          3,300     Riverside, Pennsylvania, School District, GO, 5.50% due 10/15/2010 (f)(l)                 3,534
                      -------------------------------------------------------------------------------------------------------------
                          1,400     Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                    (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                              1,520
                      -------------------------------------------------------------------------------------------------------------
                          4,000     South Fork Municipal Authority, Pennsylvania, Hospital Revenue Refunding Bonds (Good
                                    Samaritan Medical Center), Series B, 5.375% due 7/01/2016 (k)                             4,085
                      -------------------------------------------------------------------------------------------------------------
                            315     Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                    Health Obligated), 5.625% due 5/15/2026 (e)                                                 343
                      -------------------------------------------------------------------------------------------------------------
                          3,500     Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.55% due
                                    3/01/2013 (f)                                                                             3,591
                      -------------------------------------------------------------------------------------------------------------
                          6,270     Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.375%
                                    due 3/01/2017 (f)                                                                         6,428
                      -------------------------------------------------------------------------------------------------------------
                          7,535     Spring-Ford Area School District, Pennsylvania, GO, Refunding, 5.15%
                                    due 2/01/2007 (i)(l)                                                                      7,565
                      -------------------------------------------------------------------------------------------------------------
                          6,340     Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                    Projects and Equipment Program), 6.15% due 12/01/2029 (b)                                 6,779
                      -------------------------------------------------------------------------------------------------------------
                          2,500     Washington County, Pennsylvania, IDA, PCR (West Penn Power), Refunding, Series G,
                                    6.05% due 4/01/2014 (b)                                                                   2,524
                      -------------------------------------------------------------------------------------------------------------
                          3,785     West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2016 (i)      4,143
                      -------------------------------------------------------------------------------------------------------------
                          3,885     West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2017 (i)      4,243
                      -------------------------------------------------------------------------------------------------------------
                          7,715     West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2018 (i)      8,397
                      -------------------------------------------------------------------------------------------------------------
                          7,550     West Chester, Pennsylvania, Area School District, GO, Series A, 5% due 5/15/2022 (i)      8,136
                      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $      60     Williamsport, Pennsylvania, Area Joint School Authority, School Revenue Refunding
                                    Bonds, 6% due 3/01/2007 (e)(k)                                                        $      60
                      -------------------------------------------------------------------------------------------------------------
                          8,015     Wilson, Pennsylvania, School District, GO, Refunding, 5.50% due 5/15/2007 (f)(l)          8,099
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.2%                 500     Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                    due 10/01/2033                                                                              561
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                    Bonds, 6% due 7/01/2025                                                                   1,096
-----------------------------------------------------------------------------------------------------------------------------------
Multi-States - 8.3%      25,000     Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (o)                                26,456
                      -------------------------------------------------------------------------------------------------------------
                         10,000     Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (o)                                11,130
                      -------------------------------------------------------------------------------------------------------------
                          4,000     Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (o)                                  4,258
                      -------------------------------------------------------------------------------------------------------------
                         10,000     Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (o)                                  11,091
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 12.8%       1,255     Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                    Bonds, 5.375% due 5/15/2033                                                               1,318
                      -------------------------------------------------------------------------------------------------------------
                         20,000     Puerto Rico Commonwealth, GO, Refunding, 5.50% due 7/01/2012 (f)                         21,996
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                    Revenue Bonds, Series G, 5% due 7/01/2033                                                 2,076
                      -------------------------------------------------------------------------------------------------------------
                         11,830     Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%
                                    due 7/01/2016 (k)                                                                        13,547
                      -------------------------------------------------------------------------------------------------------------
                         13,690     Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%
                                    due 7/01/2020 (k)                                                                        15,977
                      -------------------------------------------------------------------------------------------------------------
                          5,260     Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034              5,482
                      -------------------------------------------------------------------------------------------------------------
                          6,500     Puerto Rico Municipal Finance Agency, GO, Series A, 5.50% due 8/01/2009 (i)(l)            6,902
                      -------------------------------------------------------------------------------------------------------------
                            750     Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines),
                                    AMT, Series A, 6.25% due 6/01/2026                                                          754
                      -------------------------------------------------------------------------------------------------------------
                          2,940     Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                    Bonds, Series D, 5.375% due 7/01/2033                                                     3,120
                      -------------------------------------------------------------------------------------------------------------
                          9,340     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                    Series E, 5.50% due 2/01/2012 (l)                                                        10,197
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin               1,000     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 0.3%                      Coker Project), AMT, 6.50% due 7/01/2021                                                  1,129
                      -------------------------------------------------------------------------------------------------------------
                            500     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                    Refinery), AMT, 6.125% due 7/01/2022                                                        551
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost - $558,876) - 92.9%                                         592,330
-----------------------------------------------------------------------------------------------------------------------------------

                                    Municipal Bonds Held in Trust (n)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 12.9%     40,000     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                                    due 1/01/2022 (i)                                                                        42,439
                      -------------------------------------------------------------------------------------------------------------
                         20,010     Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                    Bonds, 5.75% due 7/01/2032                                                               24,244
                      -------------------------------------------------------------------------------------------------------------
                          3,000     Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                                    (Pennsylvania American Water Company Project), AMT, Series A, 5.10% due 9/01/2034 (b)     3,139
                      -------------------------------------------------------------------------------------------------------------
                          5,000     Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                    School District of Philadelphia Project), 5.25% due 6/01/2013 (i)(l)                      5,356
                      -------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
                         Amount     Municipal Bonds Held in Trust (n)                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   5,000     Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                                    Sub-Series B, 5.50% due 12/01/2013 (k)(l)                                             $   5,491
                      -------------------------------------------------------------------------------------------------------------
                          1,600     Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50%
                                    due 12/01/2031 (b)                                                                        1,775
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.4%        1,600     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.375% due 10/01/2016                                          1,717
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.50% due 10/01/2017                                           2,159
                      -------------------------------------------------------------------------------------------------------------
                          2,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.50% due 10/01/2018                                           2,157
                      -------------------------------------------------------------------------------------------------------------
                          2,760     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.50% due 10/01/2019                                           2,983
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.50% due 10/01/2020                                           1,080
                      -------------------------------------------------------------------------------------------------------------
                          1,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                    Refunding Bonds, Series A, 5.375% due 10/01/2024                                          1,074
                      -------------------------------------------------------------------------------------------------------------
                          4,000     Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2016 (k)                 4,295
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds Held in Trust - (Cost - $94,316) - 15.3%                           97,909
-----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          1,604     CMA Pennsylvania Municipal Money Fund, 2.96% (j)(q)                                       1,604
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $1,604) - 0.3%                                        1,604
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $654,796*) - 108.5%                                           691,843

                                    Liabilities for Trust Certificates - (9.5%)                                             (60,410)

                                    Other Assets Less Liabilities - 1.0%                                                      6,061
                                                                                                                          ---------
                                    Net Assets - 100.0%                                                                   $ 637,494
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 594,563
                                                                      =========
      Gross unrealized appreciation                                   $  37,094
      Gross unrealized depreciation                                        (224)
                                                                      ---------
      Net unrealized appreciation                                     $  36,870
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   CIFG Insured.
(d)   Connie Lee Insured.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   FHA Insured.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

(h)   FNMA/GNMA Collateralized.
(i)   FSA Insured.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund                 353            $ 6
      --------------------------------------------------------------------------

(k)   MBIA Insured.
(l)   Prerefunded.
(m)   Radian Insured.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(o) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(q)   Represents the current yield as of October 31, 2006.
o Forward interest rate swaps outstanding as of October 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------
                                                                      Notional         Unrealized
                                                                       Amount         Depreciation
      --------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.901% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
         Expires December 2016                                        $ 2,000           $  (41)

      Pay a fixed rate of 3.856% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
         Expires December 2016                                        $ 3,000              (52)

      Pay a fixed rate of 3.804% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
         Expires January 2017                                         $ 8,500             (106)
      --------------------------------------------------------------------------------------------
      Total                                                                             $ (199)
                                                                                        ==========

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007